Investments - Contractual Maturities of Bonds (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost or Amortized Cost
Due in one year or less	$ 31.0	$ 0.0
Due after one year through five years	667.6	6.4
Due after five years through ten years	0.0	0.0
Due after ten years	0.0	0.0
Cost or Amortized Cost	698.6	6.4	$ 5.8
Fair Value
Due in one year or less	31.0	0.0
Due after one year through five years	666.6	6.6
Due after five years through ten years	0.0	0.0
Due after ten years	0.0	0.0
Fair Value	$ 697.6	$ 6.6	$ 5.9